10. Finance lease receivables (Details - Finance Lease) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Minimum lease payments	$ 119,475	$ 113,574
Less: amounts representing interest	(57,437)	(52,208)
Present value of total minimum capital lease payments (at rates range from 10.36% to 17.20%)	62,038	61,369
Less: impairment	(52,263)	(26,021)
Net finance lease receivables	9,775	35,348
Current	3,816	9,140
Noncurrent	$ 5,959	$ 26,208